Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Bad Debt Provisions
Bad debt provisions:

	2019 £m	2018 £m	2017 £m
At beginning of year	116.6	91.3	93.8
New acquisitions	5.0	1.5	1.2
Charged to the income statement	45.4	66.7	27.4
Released to the income statement	(19.0)	(11.6)	(8.4)
Exchange adjustments	(4.1)	2.1	(4.1)
Transfer to disposal group classified as held for sale	(8.9)	–	–
Utilisations and other movements	(23.3)	(33.4)	(18.6)
At end of year	111.7	116.6	91.3

Within one year [member]
Statement [LineItems]
Summary of Trade and Other Receivables

Amounts falling due within one year	2019 £m	2018 £m
Trade receivables (net of bad debt provision)	7,007.6	8,062.2
Work in progress	349.5	366.5
VAT and sales taxes recoverable	212.7	264.2
Prepayments	287.1	287.3
Accrued income	3,292.7	3,541.2
Fair value of derivatives	1.4	1.3
Other debtors	671.3	578.8
	11,822.3	13,101.5

Over 1 year [member]
Statement [LineItems]
Summary of Trade and Other Receivables

Amounts falling due after more than one year	2019 £m	2018 £m
Prepayments	2.2	3.0
Accrued income	–	16.5
Fair value of derivatives	–	8.4
Other debtors	135.4	152.1
	137.6	180.0

Trade and other receivable [member]
Statement [LineItems]
Ageing of Trade Receivables and Other Financial Assets	The ageing of trade receivables and other financial assets by due date is as follows:

	Carrying amount at 31 December 2019 £m	Not past due £m	Days past due
2019			0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m
Trade receivables	7,007.6	5,553.3	934.9	341.0	92.1	22.4	63.9
Other financial assets	582.5	357.6	129.9	48.3	16.2	5.2	25.3
	7,590.1	5,910.9	1,064.8	389.3	108.3	27.6	89.2

	Carrying amount at 31 December 2018 £m	Not past due £m	Days past due
2018			0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m
Trade receivables	8,062.2	5,873.7	1,370.7	549.1	128.3	75.6	64.8
Other financial assets	551.7	424.9	61.3	14.2	8.6	7.7	35.0
	8,613.9	6,298.6	1,432.0	563.3	136.9	83.3	99.8